Commitments and Contingencies	12 Months Ended
Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 16—COMMITMENTS AND CONTINGENCIES:
The Company was contingently liable as of November 30, 2020 under agreements to repurchase repossessed inventory acquired by flooring companies as a result of default on floor plan financing arrangements by the Company’s customers. These arrangements are described in
Note 8
– Accounts Receivable Arrangements and do not have expiration dates. As the Company does not have access to information regarding the amount of inventory purchased from the Company, still on hand with the customer at any point in time, the Company’s repurchase obligations relating to inventory cannot be reasonably estimated. Losses, if any, would be the difference between the repossession cost and the resale value of the inventory. There have been no repurchases through November 30, 2020 under these agreements and the Company is not aware of any pending customer defaults or repossession obligations. The Company believes that, based on historical experience, the likelihood of a material loss pursuant to these inventory repurchase obligations is remote.
From time to time, the Company receives notices from third parties, including customers and suppliers, seeking indemnification, payment of money or other actions in connection with claims made against them. Also, from time to time, the Company has been involved in various bankruptcy preference actions where the Company was a supplier to the companies now in bankruptcy. In addition, the Company is subject to various other claims, both asserted and unasserted, that arise in the ordinary course of business. The Company evaluates these claims and records the related liabilities. It is possible that the ultimate liabilities could differ from the amounts recorded.
Under the Separation and Distribution agreement, SYNNEX agreed to indemnify Concentrix, each of its subsidiaries and each of their respective directors, officers and employees from and against all liabilities relating to, arising out of or resulting from, among other matters, the liabilities allocated to SYNNEX as part of the Separation. Similarly, Concentrix agreed to indemnify SYNNEX, each of its subsidiaries and each of their respective directors, officers and employees from and against all liabilities relating to, arising out of or resulting from, among other matters, the liabilities allocated to Concentrix as part of the Separation. SYNNEX expects Concentrix to fully perform under the terms of the Separation and Distribution agreement.
Under the Separation and Distribution agreement, SYNNEX and Concentrix agreed to cooperate with each other in managing litigation related to both companies’ businesses. The Separation and Distribution agreement also included provisions that assign to each company responsibility for managing pending and future litigation related to the general corporate matters of SYNNEX arising prior to the Separation.
The Company does not believe that the above commitments and contingencies will have a material adverse effect on the Company’s results of operations, financial position or cash flows.